SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) £ / shares
Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum monthly scheme savings		£ 500
Time period to use savings		6 months
Discounted market price of shares		80.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Pounds per share) | £ / shares		£ 0.59	£ 0.67
Weighted average remaining contractual life of outstanding share options		2 years 80 days	2 years 58 days
Weighted average fair value at measurement date, share options granted		£ 0.10	£ 0.13
Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Pounds per share) | £ / shares		£ 0.60	£ 0.65
Weighted average remaining contractual life of outstanding share options		3 years 292 days	5 years 73 days
Weighted average fair value at measurement date, share options granted		£ 0.59	£ 0.55
Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted		0.45	0.48
CFO Buyout [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted		£ 0.55
Number of share options granted in share-based payment arrangement		4,086,632
Free Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum Employer Contribution To Free Shares Scheme		£ 3,600
Employer Contribution To Free Shares Scheme		£ 200	£ 200
Number of other equity instruments granted in share-based payment arrangement		22,422,337	21,513,300
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme		£ 0.62	£ 0.67
Matching Shares [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement		37,346,812	34,174,161
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme		£ 0.56	£ 0.63
Maximum Employer Contribution To Matching Shares Scheme			£ 45
Bottom of range [member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Contract Term Under Share based Payment Arrangement		3 years
Fixed Share Awards [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement		8,239,332	8,965,562
Percent of shares to be released each year		20.00%
2016 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate		68.70%
2017 [Member] | Lloyds Banking Group Long-Term Incentive Plan [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	49.70%